Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Major Components of Income Tax Expenses

The major components of income tax expenses for the years ended December 31, 2020, 2019 and 2018 are:

	2020	2019	2018
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	3,376	1,699	4,068
Previously unrecognized tax loss used to reduce current income tax	(89)	—	(128)
Adjustments for current income tax of prior years	(1)	(16)	1
Total current income tax	3,286	1,683	3,941
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	782	374	243
Relating to change in tax rate	—	—	—
Previously unrecognized tax loss used to reduce deferred tax expenses	(52)	—	(298)
Total deferred tax expenses/(benefits)	730	374	(55)
Income tax expense reported in the income statement	4,016	2,057	3,886

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	(358)	334	(84)
Effect of change in tax rate	—	—	—
Net income (loss) on actuarial gains and losses
Recognized during the year	40	(345)	(82)
Effect of change in tax rate	—	—	—
Income tax benefits charged to other comprehensive (loss) income	(318)	(11)	(166)

Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax Expenses	The reconciliation of difference between tax computed at the statutory tax rate and income tax expenses reported in the consolidated income statement is as follows:

	2020	2019	2018
	US$’000	US$’000	US$’000
Profit before tax	7,725	1,106	11,332
Tax at statutory rate of 20% (2019: 20%; 2018: 20%)	1,545	221	2,266
Foreign income taxed at different rate	1,100	499	697
Expenses not deductible for tax purpose	255	221	(33)
Utilization of previously unrecognized tax losses	(89)	—	(128)
Tax benefit arising from previously unrecognized tax losses	(52)	—	(298)
Net deferred tax asset not recognized	1,151	949	679
Written-off deferred tax	—	218	(4)
Tax exempt on income	(57)	(144)	(135)
Uncertain tax position	(273)	(454)	11
Return to provision adjustment	(1)	(16)	1
Deferred tax liability arising from undistributed earnings	270	215	578
Withholding tax on dividends	163	355	270
Others	4	(7)	(18)
Income tax expense reported in consolidated income statement	4,016	2,057	3,886

Summary of Deferred Tax

Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2020	2019	2020	2019	2018
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(4,099)	(3,829)	270	215	578
Revaluations of financial assets at fair value through other comprehensive income	(322)	(679)	—	—	—
Accrued interest income	—	(181)	(172)	13	12
Unutilized building allowance (net)	(12)	(36)	(24)	(98)	(95)
Unused tax losses	54	546	481	119	(459)
Allowance for doubtful accounts	281	245	(21)	47	(97)
Inventory impairment	412	554	137	147	(236)
Rebates and other accrued liabilities	533	472	(18)	(46)	(38)
Unpaid retirement benefits	1,504	1,553	41	(81)	(54)
Deferred revenue and cost of sales	18	23	5	(6)	(14)
Actuarial loss	756	796	—	—	—
Unabsorbed depreciation	680	637	9	57	(55)
Mark-to-Market value of forward contract	—	—	—	28	(28)
Others	(324)	(301)	22	(21)	431
Deferred tax expenses / (benefits)			730	374	(55)
Net deferred tax assets	(519)	(200)

Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset Explanatory

Reconciliation of deferred tax assets, net

	2020	2019	2018
	US$’000	US$’000	US$’000
Opening balance as of January 1	(200)	(6)	(132)
Tax (expenses)/benefit during the period recognized in profit or loss	(730)	(374)	55
Tax benefit during the period recognized in other comprehensive income	318	11	166
Exchange difference on translation foreign operations	93	169	(95)
Closing balance as of December 31	(519)	(200)	(6)

Year of Expiration and Amount of Available Unused Net Operating Losses

The Company has available unused net operating losses which arose in Thailand, China, Hong Kong and Singapore as of December 31, 2020, and arose in Thailand, China, Hong Kong, Singapore and Australia as of December 31, 2019, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2020	2019
	US$’000	US$’000
2020	—	3,067
2021	3,905	5,246
2022	2,437	2,216
2023	4,299	4,855
2024	3,226	3,605
2025	1,811	—
No expiration	1,620	1,591
	17,298	20,580

Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position

A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions	2020	2019	2018
	US$’000	US$’000	US$’000
Balance as of January 1	451	674	706
Additions based on tax positions related to the current year	—	—	—
Decrease due to lapses in statute of limitations	(144)	(215)	—
Exchange difference	32	(8)	(32)
Balance as of December 31	339	451	674

Accrued Interest and Penalties on Uncertain Tax Position	The amount of related interest and penalties the Company has provided as of the dates listed below were:

	As of December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	597	713	867
Accrued penalties on uncertain tax position	339	384	461
Total accrued interest and penalties on uncertain tax position	936	1,097	1,328